Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information
Schedule of Geographical information

	Six months ended June 30,
	2022	2023
	Revenue	Revenue
United States	$11,214	$11,256
Japan	2,659	2,203
France	1,918	1,979
Others	7,588	9,394
	$23,379	$24,832